Fair value measurement of liabilities (Details) - At fair value - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	₩ 312,163	₩ 428,059
Level 2
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	310,008	428,059
Level 3
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	₩ 2,155	₩ 0